Debt - Schedule of Debt Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance	$ 709	$ 704
Repayments	(7)	(7)
Accrued Interest	12	12
Borrowings, ending balance	714	709
Current	5	7
Non-current	709	702
Senior note maturing December 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance	276	274
Repayments	0	0
Accrued Interest	2	2
Borrowings, ending balance	278	276
Senior note maturing August 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance	420	410
Repayments	0	0
Accrued Interest	10	10
Borrowings, ending balance	430	420
Construction Loans
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance	13	20
Repayments	(7)	(7)
Accrued Interest	0	0
Borrowings, ending balance	$ 6	$ 13